SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
SHARE-BASED PAYMENTS (Details) - Schedule of Charges to the Income Statement [Line Items]
Deferred bonus plan	£ 313	£ 266	£ 255
Executive and SAYE plans:
Executive and SAYE plans	98	154	111
Share plans:
Share plans	26	22	21
Total charge to the income statement	437	442	387
Granted in current year [Member]
Executive and SAYE plans:
Executive and SAYE plans	17	16	12
Share plans:
Share plans	17	15	15
Granted in prior years [Member]
Executive and SAYE plans:
Executive and SAYE plans	81	138	99
Share plans:
Share plans	£ 9	£ 7	£ 6